BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Shares
Shares Value
Common Stocks — 85.8%
Argentina — 0.1%
Globant SA
(a)
................. 85 $ 16,320
Brazil — 5.2%
Ambev SA .................. 24,335 67,338
Ambev SA, ADR .............. 4,441 12,390
B2W Cia Digital
(a)
.............. 864 12,810
B3 SA - Brasil Bolsa Balcao ....... 6,750 73,873
Banco do Brasil SA
(a)
........... 6,544 40,342
CPFL Energia SA .............. 9,197 52,277
Duratex SA
(a)
................. 12,117 43,982
Energisa SA ................. 5,034 45,092
Fleury SA ................... 3,370 16,181
Light SA
(a)
................... 1,700 6,401
Localiza Rent a Car SA
(a)
........ 7,304 85,169
M Dias Branco SA
(a)
............ 4,642 25,749
Movida Participacoes SA
(a)
....... 4,920 16,950
Santos Brasil Participacoes SA .... 5,069 5,679
Telefonica Brasil SA, ADR ........ 4,648 38,393
Ultrapar Participacoes SA ........ 10,447 41,433
Ultrapar Participacoes SA, ADR .... 4,734 18,889
WEG SA ................... 2,330 35,686
638,634
Chile — 0.6%
Empresas COPEC SA .......... 2,484 26,080
Enel Americas SA ............. 110,511 16,620
Enel Americas SA, ADR ......... 3,698 27,698
70,398
China — 37.3%
3SBio, Inc.
(a)(b)
................ 6,000 5,578
Agricultural Bank of China Ltd., Class H 51,000 18,390
Alibaba Group Holding Ltd., ADR
(a)
.. 2,688 682,295
Alibaba Health Information Technology
Ltd.
(a)
.................... 4,000 12,470
ANTA Sports Products Ltd. ....... 3,000 49,406
Baidu, Inc., ADR
(a)
............. 343 80,612
Bank of China Ltd., Class H ....... 57,000 19,294
Bank of Communications Co. Ltd.,
Class H .................. 16,000 8,652
BeiGene Ltd., ADR
(a)
........... 71 22,720
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A .... 8,250 61,822
Bilibili , Inc., ADR
(a)
............. 131 14,920
BOE Technology Group Co. Ltd., Class
A ...................... 35,900 34,248
BYD Co. Ltd., Class A ........... 1,100 41,751
BYD Co. Ltd., Class H .......... 1,500 45,306
CAR, Inc.
(a)
.................. 15,000 7,719
China Conch Venture Holdings Ltd. .. 2,500 11,887
China Construction Bank Corp., Class
H ...................... 176,000 133,306
China Gas Holdings Ltd. ......... 5,000 17,597
China International Capital Corp. Ltd.,
Class H
(a)(b)
................ 4,000 10,429
China Life Insurance Co. Ltd., Class H 14,000 29,733
China Medical System Holdings Ltd. . 16,000 22,924
China Mengniu Dairy Co. Ltd.
(a)
.... 4,000 23,788
China Merchants Bank Co. Ltd., Class
H ...................... 5,500 42,118
China Molybdenum Co. Ltd., Class H 21,000 13,202
China Overseas Land & Investment Ltd. 6,000 13,629
China Pacific Insurance Group Co. Ltd.,
Class H .................. 3,200 13,180
Security
Shares
Shares Value
China (continued)
China Resources Beer Holdings Co.
Ltd. ..................... 2,000 $ 17,634
China Resources Gas Group Ltd. ... 2,000 9,962
China Resources Land Ltd. ....... 2,000 7,914
China Vanke Co. Ltd., Class A ..... 4,386 18,844
China Vanke Co. Ltd., Class H ..... 2,400 8,587
CIFI Holdings Group Co. Ltd. ...... 8,000 6,558
Contemporary Amperex Technology Co.
Ltd., Class A ............... 800 43,390
Country Garden Services Holdings Co.
Ltd. ..................... 4,000 32,511
CSPC Pharmaceutical Group Ltd. ... 25,200 25,618
ENN Energy Holdings Ltd. ........ 2,200 33,929
Fosun International Ltd. ......... 8,000 12,144
Fu Shou Yuan International Group Ltd. 9,000 8,562
Ganfeng Lithium Co. Ltd., Class A .. 500 9,228
Ganfeng Lithium Co. Ltd., Class H
(b)
. 600 8,371
GDS Holdings Ltd., ADR
(a)
........ 127 13,152
Geely Automobile Holdings Ltd. .... 10,000 36,248
GoerTek , Inc., Class A .......... 3,200 16,354
Great Wall Motor Co. Ltd., Class H .. 8,000 24,942
Guangzhou Automobile Group Co. Ltd.,
Class H .................. 8,000 7,261
Haier Smart Home Co. Ltd., Class H
(a)
1,800 7,452
Haitong Securities Co. Ltd., Class H . 17,200 15,271
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 1,900 11,313
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(b)
............ 200 4,398
Huatai Securities Co. Ltd., Class A .. 1,600 4,303
Huatai Securities Co. Ltd., Class H
(b)
. 9,600 15,257
Industrial & Commercial Bank of China
Ltd., Class H ............... 82,000 52,305
Industrial Bank Co. Ltd., Class A .... 6,300 22,524
Innovent Biologics, Inc.
(a)(b)
........ 1,500 17,051
JD.com, Inc., ADR
(a)
............ 1,471 130,463
JOYY, Inc., ADR .............. 85 7,823
Kingdee International Software Group
Co. Ltd.
(a)
................. 7,000 28,040
Lenovo Group Ltd. ............. 56,000 65,181
Li Ning Co. Ltd. ............... 3,500 21,804
Logan Group Co. Ltd. ........... 9,000 13,433
Longfor Group Holdings Ltd. ...... 1,000 5,631
LONGi Green Energy Technology Co.
Ltd., Class A ............... 400 6,634
Luye Pharma Group Ltd.
(b)
........ 13,500 6,756
Meituan Dianping
(a)
............ 5,800 267,435
NetEase , Inc., ADR ............ 853 98,086
New Oriental Education & Technology
Group, Inc., ADR
(a)
........... 144 24,120
NIO, Inc., ADR
(a)
.............. 2,014 114,798
Pinduoduo , Inc., ADR
(a)
.......... 547 90,643
Ping An Insurance Group Co. of China
Ltd., Class H ............... 12,000 141,333
Postal Savings Bank of China Co. Ltd.,
Class H
(b)
................. 9,000 6,421
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 3,200 5,531
Shenzhen Expressway Co. Ltd., Class
H ...................... 8,000 7,347
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 2,320 34,154
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 600 41,595
Shenzhou International Group Holdings
Ltd. ..................... 1,700 33,153

BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
China (continued)
Shimao Group Holdings Ltd. ...... 4,000 $ 11,565
Sinotrans Ltd., Class A .......... 40,100 23,816
Sinotrans Ltd., Class H .......... 50,000 16,786
Sinotruk Hong Kong Ltd. ......... 3,500 10,905
Sunac China Holdings Ltd. ....... 4,000 14,862
Sungrow Power Supply Co. Ltd., Class
A ...................... 2,300 37,220
Suning.com Co. Ltd., Class A ...... 46,500 47,582
Sunny Optical Technology Group Co.
Ltd. ..................... 1,700 44,411
TAL Education Group, ADR
(a)
...... 278 21,373
Tencent Holdings Ltd. ........... 8,700 775,199
Tianneng Power International Ltd. ... 4,000 7,888
Times China Holdings Ltd. ........ 5,000 6,368
Tongcheng-Elong Holdings Ltd.
(a)
... 3,600 6,416
Trip.com Group Ltd., ADR
(a)
....... 425 13,528
Vipshop Holdings Ltd., ADR
(a)
...... 477 13,079
Want Want China Holdings Ltd. .... 8,000 5,745
Weichai Power Co. Ltd., Class A .... 2,700 8,826
Weichai Power Co. Ltd., Class H ... 6,000 17,696
WuXi AppTec Co. Ltd., Class H
(b)
... 1,500 35,681
Wuxi Biologics Cayman, Inc.
(a)(b)
.... 5,500 77,011
Wuxi Lead Intelligent Equipment Co.
Ltd., Class A ............... 500 6,905
Xiaomi Corp., Class B
(a)(b)
........ 21,800 81,416
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 18,261 40,891
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 2,400 4,999
Xinyi Solar Holdings Ltd. ......... 8,000 17,504
XPeng , Inc., ADR
(a)
............ 279 13,442
Yum China Holdings, Inc. ........ 446 25,293
Zai Lab Ltd., ADR
(a)
............ 77 12,325
Zhejiang Weixing New Building
Materials Co. Ltd., Class A ..... 6,400 21,050
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .... 11,800 22,685
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H .... 15,200 20,771
4,541,678
Colombia — 0.2%
Bancolombia SA, ADR .......... 634 22,310
Greece — 0.3%
OPAP SA ................... 2,821 34,535
Hong Kong — 0.1%
Sino Biopharmaceutical Ltd. ...... 11,000 10,212
Hungary — 0.7%
MOL Hungarian Oil & Gas plc
(a)
.... 11,791 88,542
India — 0.9%
HDFC Bank Ltd., ADR
(a)
......... 1,542 111,178
Indonesia — 0.8%
Bank Central Asia Tbk . PT ........ 30,200 72,635
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 41,600 12,333
Kalbe Farma Tbk . PT ........... 114,200 11,904
96,872
Malaysia — 3.7%
Bursa Malaysia Bhd. ........... 9,500 21,947
Hartalega Holdings Bhd. ......... 5,200 16,501
Kossan Rubber Industries ........ 6,700 7,358
Malayan Banking Bhd. .......... 18,400 35,490
Security
Shares
Shares Value
Malaysia (continued)
Petronas Dagangan Bhd. ........ 19,000 $ 90,764
Public Bank Bhd. .............. 109,000 112,760
RHB Bank Bhd. ............... 53,300 67,076
Serba Dinamik Holdings Bhd. ..... 48,300 19,101
Supermax Corp. Bhd.
(a)
.......... 6,337 10,618
Telekom Malaysia Bhd. .......... 44,800 70,194
451,809
Mexico — 1.1%
Arca Continental SAB de CV ...... 1,403 6,386
Coca-Cola Femsa SAB de CV ..... 9,599 41,929
Coca-Cola Femsa SAB de CV, ADR . 219 9,535
Fomento Economico Mexicano SAB de
CV ..................... 1,883 12,824
Grupo Aeroportuario del Centro Norte
SAB de CV
(a)
............... 1,519 8,886
Grupo Bimbo SAB de CV ........ 8,329 15,700
Grupo Financiero Banorte SAB de CV,
Class O
(a)
................. 8,203 40,857
136,117
Peru — 0.1%
Credicorp Ltd. ................ 101 15,183
Poland — 0.2%
Bank Polska Kasa Opieki SA
(a)
..... 1,679 28,577
Qatar — 0.4%
Masraf Al Rayan QSC ........... 5,545 6,653
Qatar Islamic Bank SAQ ......... 1,752 7,942
Qatar National Bank QPSC ....... 6,851 33,688
48,283
Romania — 0.2%
NEPI Rockcastle plc ............ 4,078 24,670
Russia — 1.7%
LUKOIL PJSC ................ 10 711
LUKOIL PJSC, ADR ............ 2,416 170,991
Novatek PJSC, GDR ........... 82 13,683
PhosAgro PJSC, GDR .......... 1,311 20,515
205,900
South Africa — 4.5%
Barloworld Ltd.
(a)
.............. 2,580 16,058
Clicks Group Ltd. .............. 1,701 27,947
FirstRand Ltd. ................ 3,669 11,524
Gold Fields Ltd. ............... 3,316 31,092
Gold Fields Ltd., ADR ........... 1,800 16,794
Growthpoint Properties Ltd. ....... 43,505 34,769
Investec Ltd. ................. 20,293 51,343
Naspers Ltd., Class N ........... 945 218,606
Netcare Ltd.
(a)
................ 11,521 10,192
Old Mutual Ltd. ............... 68,571 58,570
Sanlam Ltd. ................. 2,320 8,840
Standard Bank Group Ltd. ........ 3,894 32,282
Vodacom Group Ltd. ........... 3,208 26,168
544,185
South Korea — 11.4%
Amorepacific Corp.
(a)
........... 116 23,121
AMOREPACIFIC Group
(a)
........ 814 42,863
CJ CheilJedang Corp.
(a)
......... 90 34,175
DGB Financial Group, Inc.
(a)
....... 6,488 36,863
Doosan Bobcat, Inc.
(a)
........... 454 12,237
Doosan Co. Ltd. .............. 370 16,960
Hanwha Solutions Corp.
(a)
........ 260 11,567

BlackRock Advantage ESG Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
South Korea (continued)
Hyundai Marine & Fire Insurance Co.
Ltd.
(a)
.................... 834 $ 14,796
KB Financial Group, Inc. ......... 1,265 45,673
KT Corp., ADR ............... 6,707 70,558
LG Chem Ltd. ................ 67 54,649
LG Display Co. Ltd. ............ 1,210 23,521
LG Household & Health Care Ltd. ... 54 75,171
LG Innotek Co. Ltd. ............ 97 17,252
LG International Corp. .......... 375 8,831
NAVER Corp. ................ 171 52,177
Samsung Electronics Co. Ltd. ..... 7,187 525,420
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 223 33,475
Samsung SDI Co. Ltd. .......... 123 80,356
Shinhan Financial Group Co. Ltd. ... 3,336 91,488
SK Holdings Co. Ltd. ........... 101 28,066
SK Innovation Co. Ltd.
(a)
......... 74 18,474
SK Telecom Co. Ltd. ............ 354 77,204
1,394,897
Taiwan — 14.0%
Acer, Inc.
(a)
.................. 79,000 76,076
ASE Technology Holding Co. Ltd. ... 6,000 19,757
AU Optronics Corp.
(a)
........... 62,000 32,602
Cathay Financial Holding Co. Ltd. ... 14,000 19,914
China Steel Corp. ............. 27,000 22,106
Chroma ATE, Inc. .............. 1,000 6,719
Compal Electronics, Inc. ......... 50,000 38,244
CTBC Financial Holding Co. Ltd. ... 84,000 56,906
Delta Electronics, Inc. ........... 14,000 140,918
Evergreen Marine Corp. Taiwan Ltd.
(a)
9,000 10,003
Fubon Financial Holding Co. Ltd. ... 3,000 4,871
Lite-On Technology Corp. ........ 24,000 47,005
MediaTek , Inc. ................ 6,000 187,402
Micro-Star International Co. Ltd. .... 6,000 27,859
President Chain Store Corp. ...... 5,000 47,642
Quanta Computer, Inc. .......... 8,000 23,015
Realtek Semiconductor Corp. ..... 1,000 16,087
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 35,000 739,669
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 1,385 168,305
Uni -President Enterprises Corp. .... 8,000 19,420
1,704,520
Thailand — 1.9%
Delta Electronics Thailand PCL, NVDR 500 8,779
Home Product Center PCL, NVDR .. 182,400 83,177
Kasikornbank PCL, NVDR ........ 3,800 16,044
PTT Global Chemical PCL, NVDR .. 16,000 31,371
PTT PCL, NVDR .............. 3,400 4,265
Siam Cement PCL (The), NVDR .... 4,400 55,447
Siam Commercial Bank PCL (The),
NVDR ................... 8,300 26,016
225,099
Security
Shares
Shares Value
Turkey — 0.4%
Arcelik A/S
(a)
................. 10,245 $ 46,090
Total Common Stocks — 85.8%
(Cost: $8,861,208) .............................. 10,456,009
Investment Companies — 2.2%*
iShares MSCI India ETF ......... 569 22,270
iShares MSCI Saudi Arabia ETF .... 7,799 242,939
Total Investment Companies — 2.2%
(Cost: $245,687) ................................ 265,209
Preferred Stocks — 0.7%
Brazil — 0.5%
Banco Bradesco SA (Preference) ... 8,148 36,709
Cia Energetica de Minas Gerais
(Preference) ............... 8,840 22,135
Cia Paranaense de Energia
(Preference) ............... 488 5,827
64,671
South Korea — 0.2%
LG Household & Health Care Ltd.
(Preference) ............... 28 17,527
Total Preferred Stocks — 0.7%
(Cost: $69,690) ................................ 82,198
Rights — 0.0%
South Korea — 0.0%
Hanwha Solutions Corp. (Expires
03/04/21)
(a)
................ 40 174
Total Rights — 0.0%
(Cost: $–) .................................... 174
Total Long-Term Investments — 88.7%
(Cost: $9,176,585) .............................. 10,803,590
Short-Term Securities — 10.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)*
..... 1,232,693 1,232,693
Total Short-Term Securities — 10.1%
(Cost: $1,232,693) .............................. 1,232,693
Total Investments — 98.8%
(Cost: $10,409,278) .............................. 12,036,283
Other Assets Less Liabilities — 1.2% ................... 150,069
Net Assets — 100.0% .............................. $ 12,186,352
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Affiliated Issuer
Value at
08/18/20
( a )
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 1,232,693 $ — $ — $ — $ 1,232,693 1,232,693 $ 113 $ —
iShares MSCI India ETF ...... — 681,417 (659,359) (3,014) 3,226 22,270 569 18 —
iShares MSCI Saudi Arabia ETF . — 237,931 (11,656) 369 16,295 242,939 7,799 637 —
$ (2,645) $ 19,521 $ 1,497,902 $ 768 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
i
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 8 03/19/21 $ 530 $ 13,481
MSCI India Index .......................................................... 10 03/19/21 781 7,197
$ 20,678
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company

BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina ............................................ $ 16,320 $ — $ — $ 16,320
Brazil ............................................... 638,634 — — 638,634
Chile ............................................... 44,318 26,080 — 70,398
China ............................................... 1,393,843 3,147,835 — 4,541,678
Colombia ............................................ 22,310 — — 22,310
Greece .............................................. — 34,535 — 34,535
Hong Kong ........................................... — 10,212 — 10,212
Hungary ............................................. — 88,542 — 88,542
India ............................................... 111,178 — — 111,178
Indonesia ............................................ — 96,872 — 96,872
Malaysia ............................................. — 451,809 — 451,809
Mexico .............................................. 136,117 — — 136,117
Peru ................................................ 15,183 — — 15,183
Poland .............................................. — 28,577 — 28,577
Qatar ............................................... — 48,283 — 48,283
Romania ............................................. 24,670 — — 24,670
Russia .............................................. — 205,900 — 205,900
South Africa ........................................... 54,933 489,252 — 544,185
South Korea .......................................... 70,558 1,324,339 — 1,394,897
Taiwan .............................................. 168,305 1,536,215 — 1,704,520
Thailand ............................................. — 225,099 — 225,099
Turkey .............................................. — 46,090 — 46,090
Investment Companies .................................... 265,209 — — 265,209
Preferred Stocks:
Brazil ............................................... 64,671 — — 64,671
South Korea .......................................... — 17,527 — 17,527
Rights ................................................ — 174 — 174
Short-Term Securities ....................................... 1,232,693 — — 1,232,693
$ 4,258,942 $ 7,777,341 $ — $ 12,036,283

BlackRock Advantage ESG Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets:
Equity contracts ........................................... $ 20,678 $ — $ — $ 20,678
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.